Commitments and Contingencies - Summary of Payment Guarantee Provided to Clients (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	₩ 1,860,245
Executed amount	992,040
Others [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	1,317,735
Executed amount	656,715
Payment guarantees Company provides to clients [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	8,457,888
Executed amount	8,453,501
Payment guarantees Company provides to clients [member] | Subsidiaries [member] | Credit Agricole and others [member] | Ventanas Philippines [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	11,476
Executed amount	11,476
Payment guarantees Company provides to clients [member] | Associates and joint ventures [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	5,644
Executed amount	5,644
Payment guarantees Company provides to clients [member] | Associates and joint ventures [member] | Hana Bank [member] | PT.Tanggamus Electric Power [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	2,998
Executed amount	2,998
Payment guarantees Company provides to clients [member] | Associates and joint ventures [member] | Hana Bank [member] | PT. Wampu Electric Power [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	2,646
Executed amount	2,646
Payment guarantees Company provides to clients [member] | Others [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	8,440,768
Executed amount	8,436,381
Payment guarantees Company provides to clients [member] | Others [member] | Construction Guarantee Cooperative [member] | DAEWOO ENGINEERING & CONSTRUCTION Co., Ltd [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	8,429,886
Executed amount	8,425,499
Payment guarantees Company provides to clients [member] | Others [member] | Seoul Guarantee Insurance | Human Eco-Land Co., Ltd | POSCO WIDE Co Ltd [Member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	3,154
Executed amount	3,154
Payment guarantees Company provides to clients [member] | Others [member] | Seoul Guarantee Insurance | KOREA AEROSPACE INDUSTRIES, LTD. and others | POSCO MTECH [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	3,080
Executed amount	3,080
Payment guarantees Company provides to clients [member] | Others [member] | Seoul Guarantee Insurance | Shinan-gun, Jeollanam-do | Shinan Green Energy Co., Ltd. [Member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	2,963
Executed amount	2,963
Payment guarantees Company provides to clients [member] | Others [member] | Seoul Guarantee Insurance | Korea Western Power Co., Ltd | Korea Fuel Cell [Member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	1,685
Executed amount	₩ 1,685